RYDEX | SGI FUNDS SUMMARY PROSPECTUS


                                                                Class A, B and C
                                                                February 1, 2010

                                                               Fundamental Alpha

                                                            LARGE CAP VALUE FUND

                                 Class A - SECIX Class B - SECBX Class C - SEGIX



RYDEX | SGI LOGO






                                                                     RYDEX | SGI
                                                  SECURITY GLOBAL INVESTORS (SM)
                                                               WWW.RYDEX-SGI.COM

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  Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, statement of additional information (SAI), annual report and other information about the fund online at www.rydex-sgi.com/service/prospectuses_reports.shtml. You can also get this information at no cost by calling 1-800-888-2461 or by sending an e-mail to: sservices@sg-investors.com.

  The fund's prospectus and SAI, each dated February 1, 2010, and the fund's most recent shareholder report are all incorporated by reference into this Summary Prospectus.
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                                                        RYDEX DISTRIBUTORS, INC.
SUMLCV-0210 x0211

INVESTMENT OBJECTIVE -- The Large Cap Value Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND -- This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund's prospectus. More information about these and other discounts is available from your financial professional and in the "Buying Shares--Class A Shares" section on page 55 of the Fund's prospectus and the "How to Purchase Shares" section on page 35 of the Fund's statement of additional information.

     SHAREHOLDER FEES (fees paid directly from your investment)

------------------------------------------------------------------------------- ------------- ------------------ -----------
                                                                                  CLASS A          CLASS B        CLASS C
Maximum Sales Charge (Load) Imposed on Purchases                                                Closed to new
(as a percentage of offering price)                                                5.75%        subscriptions       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, whichever is lower)                                   None             5%              1%
------------------------------------------------------------------------------- ------------- ------------------ -----------

     ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

---------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS A       CLASS B       CLASS C

Management fees                                                                    0.65%         0.65%         0.65%
Distribution and service (12b-1) fees                                              0.25%         1.00%         1.00%
Other expenses                                                                     0.80%         0.82%         0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES                                               1.70%         2.47%         2.46%
Fee waiver (and/or expense reimbursement)(1)                                      -0.55%        -0.57%        -0.56%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER
(AND/OR EXPENSE REIMBURSEMENT)                                                     1.15%         1.90%         1.90%
---------------------------------------------------------------------------------------------------------------------

(1) The Investment Manager has contractually agreed through January 31, 2011 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).
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     EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------------
                                     REDEEMED                                       NOT REDEEMED
                   -----------------------------------------------  -----------------------------------------------
CLASS                  1 YEAR     3 YEARS     5 YEARS    10 YEARS       1 YEAR     3 YEARS     5 YEARS    10 YEARS
A                       $ 685      $1,029      $1,396      $2,425         $ 685     $1,029      $1,396      $2,425
B                         692       1,015       1,464       2,768           192        715       1,264       2,768
C                         292         714       1,260       2,754           192        714       1,260       2,754
-------------------------------------------------------------------------------------------------------------------

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     PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES -- The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

     In choosing securities, Security Investors, LLC (the "Investment Manager") primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

     The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

     The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

     The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

     Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS -- An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

     EQUITY DERIVATIVES RISK. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

     EQUITY SECURITIES RISK. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company's stock.

     FOREIGN SECURITIES RISK. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

     INDEX RISK. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

     INVESTMENT IN INVESTMENT VEHICLES RISK. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying vehicles' expenses.

     LEVERAGE RISK. The Fund's use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

     MANAGEMENT RISK. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

     MARKET RISK. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

     OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

     PREFERRED SECURITIES RISK. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

     VALUE STOCKS RISK. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION -- The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rydex-sgi.com or by calling 1-800-888-2461.

     The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

     The Dreyfus Companies served as the sub-adviser to the Fund between January 1, 2001 and July 1, 2005. Since then, advisory services have been provided by the Investment Manager.

              Bar Chart
          2000        -7.2%
          2001        -5.6%
          2002       -24.2%
          2003        27.3%
          2004        10.1%
          2005         9.6%
          2006        20.8%
          2007         4.6%
          2008       -38.3%
          2009        27.2%

 HIGHEST QUARTER RETURN
2Q 2009                19.19%

 LOWEST QUARTER RETURN
3Q 2002               -19.05%

     After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

     AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2009)

------------------------------------------------------------------------------------------------------------------------
                                                                                    1 YEAR        5 YEARS       10 YEARS
CLASS A
  Return before taxes                                                                19.79%         0.46%         -0.48%
  Return after taxes on distributions                                                19.47%         0.11%         -0.71%
  Return after taxes on distributions and sale of fund shares                        12.87%         0.29%         -0.49%
CLASS B                                                                              21.64%         0.89%         -0.52%
CLASS C                                                                              24.62%         0.80%         -0.73%
INDEX
  Russell 1000 Value Index                                                           19.69%        -0.25%          2.47%
  (reflects no deductions for fees, expenses, or taxes)
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

MANAGEMENT OF THE FUND -- Security Investors, LLC (the "Investment Manager") serves as the investment manager of the Fund. Mark Mitchell is primarily responsible for the day-to-day management of the Fund and holds the title of "Portfolio Manager" with the Investment Manager. He has managed the Fund since July 2005.

PURCHASE AND SALE OF FUND SHARES -- You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with a Fund distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

TAX INFORMATION -- Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES -- If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary's website for more information.

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


RYDEX | SGI
SECURITY GLOBAL INVESTORS (SM)
One Security Benefit Place o Topeka, Kansas 66636-0001 o www.rydex-sgi.com RYDEX DISTRIBUTORS, INC.

SUMLCV-0210 x0211